LOANS PAYABLE AND LONG TERM DEBT (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Note payable to First Niagara Bank in 60 monthly installments of $1,180, including interest at the rate of 9.00% per annum; Final payment in September 2012 ; Secured by vehicle purchased with proceeds of loan, Current		$ 6,923	$ 13,105
Capital lease payable to Shimadzu Financial Services; 24 payments of $594; Final payment due in March 2014, Current		6,393
Short Term Loans And Current Portion Of Long Term Debt	506,760	13,316	13,105
Note payable to First Niagara Bank in 60 monthly installments of $1,180, including interest at the rate of 9.00% per annum; Final payment in September 2012 ; Secured by vehicle purchased with proceeds of loan, Long - Term		0	6,717
Capital lease payable to Shimadzu Financial Services; 24 payments of $594; Final payment due in March 2014,Long - Term		6,295
Short Term Loans and Non Current Portion Of Long Term Debt, Long - Term		$ 6,295	$ 6,717